Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
Amount recorded as goodwill

Balance as of April 30, 2009	$675
Foreign currency translation adjustment and other	(9)

Balance as of April 30, 2010	666
Disposal of Hopland-based wine business (Note 14)	(49)
Foreign currency translation adjustment	8

Balance as of April 30, 2011	$625

Other Intangible Assets

	Gross Carrying		Accumulated
	Amount		Amortization
	2010	2011	2010	2011
Finite-lived intangible assets:
Distribution rights	$25	$25	$(17)	$(22)

Indefinite-lived intangible assets:
Trademarks and brand names	661	667	—	—